UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/15

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Growth Fund
-Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2015 (Unaudited)

Common Stocks--52.6%	Shares		Value ($)
Brazil--1.1%
AMBEV	40,600		181,796
Banco do Brasil	18,000		66,589
BM&FBovespa	141,500		387,118
BR Malls Participacoes	3,500		9,761
BRF	13,600		189,959
Cia de Saneamento Basico do Estado de Sao Paulo	65,300		302,950
EDP - Energias do Brasil	80,600		243,758
JBS	104,500		326,110
M Dias Branco	900		15,080
			1,723,121
Chile--.3%
Cia Cervecerias Unidas	3,598		40,425
ENTEL Chile	46,578		415,624
			456,049
China--13.4%
Agricultural Bank of China, Cl. H	669,000		271,502
Air China, Cl. H	346,000		271,082
Alibaba Group Holding, ADR	5,900	a	479,493
Anhui Conch Cement, Cl. H	63,500		169,093
ANTA Sports Products	122,000		333,988
Baidu, ADR	1,100	a	207,944
Bank of China, Cl. H	988,000		437,297
Beijing Capital International Airport, Cl. H	864,000		928,173
China Construction Bank, Cl. H	2,584,000		1,754,212
China Galaxy Securities, Cl. H	44,000		39,850
China International Marine Containers Group, Cl. H	57,200		104,425
China Life Insurance, Cl. H	279,000		897,551
China Longyuan Power Group, Cl. H	454,000		340,520
China Merchants Bank, Cl. H	55,500		129,811
China National Building Material, Cl. H	58,000		27,535
China Pacific Insurance Group, Cl. H	9,600		39,379

China Shenhua Energy, Cl. H	31,000		48,161
China Southern Airlines Company, Cl. H	424,000		324,793
China Vanke, Cl. H	14,700		43,436
Chongqing Changan Automobile, Cl. B	111,256		244,175
Chongqing Rural Commercial Bank, Cl. H	76,000		45,667
CNOOC	534,000		548,880
Country Garden Holdings	37,000		15,064
Ctrip.com International, ADR	14,535	a	673,407
Dongfeng Motor Group, Cl. H	226,000		299,280
Evergrande Real Estate Group	53,000		46,325
Fosun International	134,500		208,437
Geely Automobile Holdings	665,000		351,951
GF Securities, Cl. H	149,600	a	372,764
Haitong Securities, Cl. H	92,800		163,170
Huadian Power International, Cl. H	136,000		88,174
Huaneng Power International, Cl. H	446,000		382,395
Huatai Securities, Cl. H	113,800	a,b	264,142
Industrial & Commercial Bank of China, Cl. H	2,261,000		1,354,208
JD.com, ADR	15,411	a	497,236
Jiangsu Expressway, Cl. H	106,000		142,759
Lenovo Group	620,000		624,763
Longfor Properties	9,500		14,092
PICC Property & Casualty, Cl. H	486,000		956,707
Ping An Insurance Group Company of China, Cl. H	115,500		634,593
Shanghai Pharmaceuticals Holding, Cl. H	292,000		627,476
Sihuan Pharmaceutical Holdings Group	690,000	c	233,815
Sino-Ocean Land Holdings	29,000		18,430
Sinopec Shanghai Petrochemical, Cl. H	482,000	a	190,349
Sinopharm Group, Cl. H	70,000		279,200
Sinotrans, Cl. H	1,023,000		544,314
Tencent Holdings	190,400		3,714,333
Zhejiang Expressway, Cl. H	84,000		100,679
			20,485,030
Czech Republic--.2%
Komercni banka	1,786		353,901
Hong Kong--2.4%
China Everbright	162,000		368,994
China Mobile	139,500		1,563,438

China Overseas Land & Investment	38,000		131,938
China Resources Land	214,000		617,219
China Taiping Insurance Holdings	92,400	a	283,186
COSCO Pacific	102,000		112,397
PAX Global Technology	393,000		402,076
Shimao Property Holdings	13,000		22,869
Sino Biopharmaceutical	226,000		204,295
			3,706,412
Hungary--.7%
OTP Bank	18,327		377,921
Richter Gedeon	34,096		645,446
			1,023,367
India--5.7%
Ambuja Cements	31,300		95,631
Bank of India	172,279		298,291
Bharat Petroleum	27,556		370,616
Bharti Infratel	93,852		604,730
Dr. Reddy's Laboratories	814		38,126
HCL Technologies	69,667		898,501
Hindustan Petroleum	43,252		545,080
ICICI Bank	83,550		327,756
Idea Cellular	149,502		323,521
Infosys	16,510		274,429
IRB Infrastructure Developers	130,643		477,392
ITC	84,729		418,453
Larsen & Toubro	5,869		112,560
LIC Housing Finance	34,114		261,375
Lupin	11,775		325,179
Mahindra & Mahindra	25,692		491,928
Max India	15,314		117,351
NTPC	54,639		120,266
Power Finance	83,143		251,600
Praj Industries	167,808		233,557
Redington India	126,837		219,839
Rural Electrification	97,711		332,829
State Bank of India	66,927		225,582
Tata Consultancy Services	5,175		189,924
Tata Motors	45,348	a	266,667

UPL	135,134		887,883
			8,709,066
Indonesia--1.3%
Bank Mandiri	223,300		148,233
Bank Negara Indonesia	1,274,600		455,893
Bank Rakyat Indonesia	964,900		788,687
Telekomunikasi Indonesia	2,058,900		462,319
United Tractors	96,800		117,629
			1,972,761
Malaysia--.5%
Astro Malaysia Holdings	117,000		75,117
British American Tobacco Malaysia	10,100		131,827
DiGi.Com	130,400		163,472
Hong Leong Financial Group	25,200		81,674
Petronas Dagangan	21,400		123,894
Tenaga Nasional	53,400		165,335
			741,319
Mexico--2.2%
Alfa, Cl. A	311,900		617,665
America Movil, Ser. L	334,600		234,916
Arca Continental	128,200		778,743
Controladora Vuela Compania de Aviacion, ADR	24,003	a	411,891
Fibra Uno Administracion	16,000		35,269
Gruma, Cl. B	26,700		375,654
Grupo Aeroportuario del Pacifico, Cl. B	24,400		215,536
Grupo Financiero Inbursa, Ser. O	92,400		167,327
OHL Mexico	103,200	a	108,622
PLA Administradora Industrial	248,400	a	400,968
Telesites	16,635	a	10,849
			3,357,440
Netherlands--.1%
Steinhoff International Holdings	27,700		140,622
Peru--.3%
Credicorp	4,901		476,965
Philippines--1.0%
Ayala Land	782,500		571,328
Globe Telecom	2,915		114,527
Metropolitan Bank & Trust	281,120		480,895

SM Prime Holdings	58,500		26,948
Universal Robina	68,990		272,263
			1,465,961
Poland--.8%
Orange Polska	72,499		121,081
Polski Koncern Naftowy Orlen	17,699		304,091
Polskie Gornictwo Naftowe i Gazownictwo	170,586		223,092
Powszechna Kasa Oszczednosci Bank Polski	84,929	a	591,134
			1,239,398
Russia--2.5%
Gazprom, ADR	113,713		421,532
Lukoil, ADR	33,174		1,062,853
MMC Norilsk Nickel PJSC, ADR	45,304		575,134
Rosneft, GDR	117,671		407,964
Sberbank of Russia, ADR	149,483		871,900
Severstal, GDR	6,648		55,412
Sistema, GDR	7,489		44,165
Tatneft, ADR	8,010		210,436
Yandex, Cl. A	7,134	a	112,146
			3,761,542
South Africa--2.8%
Barclays Africa Group	22,173		205,235
Barloworld	15,195		60,839
Bidvest Group	20,908		443,351
Clicks Group	57,642		331,250
FirstRand	92,743		253,011
Growthpoint Properties	20,927		31,343
Imperial Holdings	14,325		109,572
Liberty Holdings	17,345		129,111
Mediclinic International	41,494		319,226
Mondi	18,117		359,303
MTN Group	108,271		928,187
Naspers, Cl. N	1,828		249,934
Redefine Properties	25,251		15,810
Resilient REIT	2,884		21,477
Spar Group	8,494		100,929
Telkom	58,573		241,656
Truworths International	16,517		97,152

Woolworths Holdings	69,030		446,078
			4,343,464
South Korea--9.0%
BGF Retail	1,684	a	244,162
BNK Financial Group	23,538	a	167,723
CJ	176	a	37,507
Coway	10,383	a	740,584
DGB Financial Group	7,301	a	62,178
Dongbu Insurance	3,253	a	194,690
E-Mart	3,471	a	556,967
Hanwha	2,303	a	76,274
Hyosung	3,003	a	296,584
Hyundai Development Co-Engineering & Construction	8,025	a	261,874
Industrial Bank of Korea	9,250	a	96,840
Kangwon Land	12,307	a	400,619
KB Financial Group	15,829	a	444,733
Korea Electric Power	10,220	a	433,954
Korea Investment Holdings	5,438	a	227,240
KT&G	4,882	a	433,249
LG Chem	1,970	a	544,101
LG Display	14,892	a	312,081
LG Household & Health Care	683	a	605,541
Lotte Chemical	4,581	a	935,789
Lotte Shopping	1,679	a	329,647
Mirae Asset Securities	16,645	a	305,773
NCSoft	558		100,790
Samsung Electronics	3,715		3,966,994
Samsung Fire & Marine Insurance	3,031	a	787,290
Samsung Life Insurance	4,050		376,938
Shinsegae	1,153	a	224,994
SK C&C	410	a	83,339
SK Hynix	19,243	a	496,791
			13,745,246
Taiwan--4.7%
Advanced Semiconductor Engineering	641,000		732,678
Cathay Financial Holding	484,000		677,405
Chailease Holding	64,688		111,108
China Development Financial Holding	1,004,000		250,203

China Life Insurance	183,000		140,072
Compal Electronics	436,000		244,028
CTBC Financial Holding	742,873		379,820
E.Sun Financial Holding	199,298		115,708
Far EasTone Telecommunications	141,000		289,593
Foxconn Technology	126,770		267,442
Hon Hai Precision Industry	284,228		695,169
Largan Precision	9,000		614,922
Mega Financial Holding	106,000		68,215
Nan Ya Plastics	159,000		293,300
Pegatron	170,000		369,559
Pou Chen	182,000		237,056
Ruentex Industries	69,000		128,203
SinoPac Financial Holdings	660,434		187,401
Taiwan Semiconductor Manufacturing	256,000		1,104,660
Zhen Ding Technology Holding	110,000		253,084
			7,159,626
Thailand--1.4%
Advanced Info Service, NVDR	50,200		210,421
PTT	70,000		474,647
PTT Global Chemical, NVDR	223,500		307,158
PTT, NVDR	15,100		102,389
Siam Cement	11,600		146,565
Siam Cement, NVDR	4,150		52,754
Thai Beverage	829,400		403,150
Thai Oil	204,700		375,630
Thai Union Group, NVDR	290,300		137,509
			2,210,223
Turkey--1.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi	327,159		291,623
Eregli Demir ve Celik Fabrikalari	230,652		240,150
TAV Havalimanlari Holding	39,838		248,448
Tofas Turk Otomobil Fabrikasi	24,981		162,300
Tupras Turkiye Petrol Rafinerileri	13,971	a	333,444
Turk Hava Yollari	134,343	a	340,216
Turkiye Halk Bankasi	90,663		322,930
Turkiye Is Bankasi, Cl. C	130,576		205,924
			2,145,035

United Arab Emirates--.7%
Abu Dhabi Commercial Bank	75,871		135,963
Dubai Islamic Bank	161,247		269,698
Emaar Properties	320,349		493,670
First Gulf Bank	27,878		95,696
			995,027
United States--.1%
iShares MSCI Emerging Markets ETF	6,648		213,999
Total Common Stocks
(cost $87,315,190)			80,425,574

Preferred Stocks--1.5%
Brazil--1.4%
Banco Bradesco	38,920		187,466
Banco do Estado do Rio Grande do Sul, Cl. B	280,900		411,964
Cia Energetica de Minas Gerais	101,500		153,779
Cia Energetica de Sao Paulo, Cl. B	28,400		95,336
Cia Paranaense de Energia, Cl. B	13,600		80,316
Itau Unibanco Holding	61,690		403,117
Suzano Papel e Celulose, Cl. A	83,100		392,235
Telefonica Brasil	39,300		354,934
			2,079,147
Chile--.1%
Sociedad Quimica y Minera de Chile, Cl. B	4,357		82,741
Colombia--.0%
Grupo Aval Acciones y Valores	157,523		52,169
South Korea--.0%
Samsung Electronics	80		74,039
Total Preferred Stocks
(cost $3,688,921)			2,288,096
	Number of
Rights--.0%	Rights		Value ($)
Brazil--.0%
Banco Bradesco	1,330	a	621
South Korea--.0%
BNK Financial Group	5,588	a	6,338
Total Rights
(cost $0)			6,959

Other Investment--44.0%
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y	4,278,282	d,e	55,232,617
Dreyfus Strategic Beta Emerging Market Fund, Cl. Y	1,268,251	d,f	11,997,656
Total Other Investment
(cost $68,482,881)			67,230,273
Total Investments (cost $159,486,992)	98.1%		149,950,902
Cash and Receivables (Net)	1.9%		2,862,608
Net Assets	100.0%		152,813,510

ADR - American Depository Receipts
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $264,142 or .2% of net assets.
c	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At December 31, 2015, the value of this security amounted to $233,815 or .2% of net assets.
d	Investment in affiliated mutual fund.
e	The fund's investment in the Dreyfus Global Emerging Markets Fund represents 36.1% of the fund's total investments.
The Dreyfus Global Emerging Markets Fund seeks to provide long-term capital appreciation.
f	The fund's investment in the Dreyfus Strategic Beta Emerging Markets Fund represents 7.9% of the fund's total investments. Dreyfus Strategic Beta Emerging Markets Fund seeks to provide long-term capital appreciation.

At December 31, 2015, net unrealized depreciation on investments was $9,536,090 of which $4,281,979 related to appreciated investment securities and $13,818,069 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Fund: Foreign	44.0
Financial	16.5
Information Technology	10.7
Industrial	4.4

Consumer Discretionary	4.2
Telecommunications	3.9
Materials	3.8
Consumer Staples	3.6
Energy	3.6
Health Care	1.7
Utilities	1.6
Exchange-Traded Funds	.1
98.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2015 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Hungarian Forint,
Expiring
1/4/2016	a	5,547,100	19,097	19,115	18

Polish Zloty,
Expiring
1/4/2016	a	103,066	26,260	26,275	15

Sales:			Proceeds ($)

Brazilian Real,
Expiring
1/6/2016	b	334,720	85,606	84,605	1,001

Czech Koruna,
Expiring
1/4/2016	a	1,274,287	51,302	51,249	53

Hong Kong Dollar,
Expiring:
1/4/2016	b	917,085	118,317	118,333	(16)
1/5/2016	b	2,999,811	387,073	387,070	3

Indonesian Rupiah,
Expiring

1/6/2016	c	423,390,507	30,603	30,714	(111)

Malaysian Ringgit,
Expiring
1/5/2016	c	133,526	31,095	31,099	(4)

Mexican New Peso,
Expiring
1/4/2016	d	499,724	28,896	28,996	(100)

Polish Zloty,
Expiring
1/5/2016	b	111,752	28,838	28,489	349

Singapore Dollar,
Expiring
1/4/2016	e	83,776	59,206	59,085	121

South African Rand,
Expiring
1/7/2016	b	1,400,764	90,943	90,576	367

South Korean Won,
Expiring
1/6/2016	b	301,403,535	257,632	257,050	582

Taiwan Dollar,
Expiring
1/4/2016	b	6,704,313	204,089	204,107	(18)

Thai Baht,
Expiring
1/6/2016	c	1,513,264	41,948	42,053	(105)

Turkish Lira,
Expiring:
1/4/2016	b	124,523	42,755	42,697	58
1/4/2016	d	78,068	26,840	26,769	71

United Arab Emirates Dirham,
Expiring
1/4/2016	b	86,985	23,682	23,682	(1)

Gross Unrealized Appreciation					2,638
Gross Unrealized Depreciation					(355)

Counterparties:
a	Citigroup
b	Deutsche Bank
c	Bank of America
d	Northern Trust
e	UBS

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	3,434,216	76,543,544	††	233,815	80,211,575
Equity Securities - Foreign Preferred Stocks†	-	2,288,096	††	-	2,288,096
Exchange-Traded Funds	213,999	-		-	213,999
Mutual Funds	67,230,273	-		-	67,230,273
Rights†	-	6,959	††	-	6,959
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	2,638		-	2,638
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(355)		-	(355)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end December 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2015 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Australia--.6%
Dexus Property Group	1,213,549		6,580,435
Belgium--2.1%
Anheuser-Busch InBev	181,709		22,445,730
Brazil--.0%
International Meal Company Alimentacao	408,131	a	417,211
China--2.3%
Baidu, ADR	51,633	a	9,760,702
China Biologic Products	102,393	a	14,586,907
			24,347,609
France--4.1%
Air Liquide	108,305		12,164,215
Sanofi	186,420		15,906,516
Vivendi	665,540		14,331,377
			42,402,108
Georgia--.5%
TBC Bank, GDR	546,817		5,522,852

Germany--12.6%
Bayer	132,543		16,629,107
Brenntag	314,861		16,433,408
Commerzbank	918,185	a	9,506,488
Hella KGaA Hueck	245,794		10,187,130
Infineon Technologies	1,505,410		22,030,015
LEG Immobilien	369,281	a	30,309,525
SAP	162,342		12,930,806
Telefonica Deutschland Holding	2,568,144		13,710,575
			131,737,054
Hong Kong--3.4%
AIA Group	3,261,512		19,430,647
Man Wah Holdings	13,765,800		16,115,822
			35,546,469

India--1.0%
HDFC Bank, ADR	176,574		10,876,958
Ireland--2.0%
CRH	707,905		20,547,794
Italy--1.6%
Atlantia	626,822		16,602,306
Japan--26.8%
Don Quijote Holdings	698,700		24,547,252
FANUC	77,000		13,274,125
Japan Airlines	521,786		18,685,924
Japan Tobacco	704,900		25,881,913
LIXIL Group	333,900		7,410,555
M3	400,600		8,302,649
NGK Spark Plug	467,000		12,302,015
Nomura Holdings	2,918,700		16,221,238
Recruit Holdings	425,371		12,507,739
Sawai Pharmaceutical	121,600		8,325,320
Skylark	1,169,900		15,103,272
SoftBank Group	383,200		19,311,114
Stanley Electric	427,100		9,407,541
Sugi Holdings	318,000		17,588,852
Suntory Beverage & Food	405,800		17,792,300
TechnoPro Holdings	400,500		11,649,579
TOPCON	799,200		13,524,405
Toyota Motor	473,400		29,057,313
			280,893,106
Mexico--.9%
Grupo Financiero Santander Mexico, Cl. B, ADR	1,019,228		8,836,707
Netherlands--5.2%
Intertrust	461,677	b	10,113,607
RELX	1,000,796		16,829,372
Wolters Kluwer	830,965		27,842,243
			54,785,222
Norway--.8%
DNB	670,515		8,251,915
Philippines--.3%
Energy Development	21,295,300		2,794,857
Portugal--.9%

Galp Energia	763,970		8,855,908
Switzerland--10.3%
Actelion	82,485	a	11,349,805
Credit Suisse Group	1,083,144	a	23,410,360
Nestle	346,596		25,690,964
Novartis	289,658		24,758,979
Roche Holding	82,622		22,769,642
			107,979,750
United Kingdom--22.4%
Associated British Foods	367,988		18,113,645
Barclays	7,270,544		23,532,557
British American Tobacco	289,438		16,075,206
Centrica	4,862,255		15,617,744
Diageo	514,142		14,020,987
Dixons Carphone	1,634,683		12,013,858
GlaxoSmithKline	837,629		16,918,528
Just Eat	2,270,179	a	16,511,939
Merlin Entertainments	1,596,497	b	10,698,887
Next	115,073		12,335,796
Prudential	958,301		21,454,481
Royal Dutch Shell, Cl. B	724,837		16,551,227
Vodafone Group	7,983,269		25,822,232
Wolseley	286,423		15,569,718
			235,236,805
Total Common Stocks
(cost $930,329,779)			1,024,660,796

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $15,038,940)	15,038,940	c	15,038,940
Total Investments (cost $945,368,719)	99.2%		1,039,699,736
Cash and Receivables (Net)	.8%		8,463,497
Net Assets	100.0%		1,048,163,233

ADR - American Depository Receipts
GDR - Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $20,812,494 or 2.0% of net assets.
c Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized appreciation on investments was $94,331,017 of which $148,824,939 related to appreciated investment securities and $54,493,922 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	22.7
Financial	17.6
Consumer Staples	15.0
Health Care	14.6
Industrial	9.6
Telecommunication Services	5.6
Information Technology	5.4
Materials	3.1
Energy	2.4
Utilities	1.8
Money Market Investment	1.4
99.2

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2015 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Japanese Yen,
Expiring
3/16/2016	a	4,497,572,000	36,726,272	37,490,979	(764,707)

Counterparty:
Royal Bank of Scotland

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks†	49,584,126	975,076,670	††	-	1,024,660,796
Mutual Funds	15,038,940	-		-	15,038,940
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(764,707)		-	(764,707)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end December 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2015 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes--6.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.8%
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		241,354
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	1,500,000	[a]	1,494,471
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,345,000	[a]	2,347,420
					4,083,245
Asset-Backed Certificates--.7%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.33	1/25/37	574,387	[b]	419,823
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	1,180,000	[a]	1,174,993
					1,594,816
Commercial Mortgage Pass-Through Ctfs.--.6%
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ	5.66	3/15/45	1,250,000	[b]	1,247,621
Consumer Discretionary - .6%
Altice,
Gtd. Notes	7.75	5/15/22	800,000	[a]	724,000
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	875,000	[a]	651,875
					1,375,875
Energy - .4%
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	950,000		774,250
Financials - 1.0%
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	800,000	[a]	840,000
Hub Holdings,
Sr. Unscd. Notes	8.13	7/15/19	750,000	[a]	705,000
HUB International,
Sr. Unscd. Notes	7.88	10/1/21	750,000	[a]	676,875

					2,221,875
Health Care--.3%
Dignity Health,
Unscd. Bonds	2.64	11/1/19	760,000		763,450
Telecommunications - .8%
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	925,000	[a]	783,938
Frontier Communications,
Sr. Unscd. Notes	8.88	9/15/20	960,000	[a]	974,400

Total Bonds and Notes					1,758,338
(cost $14,732,453)					13,819,470
Long-Term Municipal	Coupon	Maturity	Principal
Investments--90.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.7%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	1,250,000		1,535,212
Arizona--.2%
Phoenix Industrial Development
Authority, Education Facility
Revenue (Legacy Traditional
Schools Projects)	3.00	7/1/20	500,000	[a]	494,325
Arkansas--1.0%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/25	1,835,000		2,150,180
California--7.8%
California,
Economic Recovery Bonds
(Escrowed to Maturity)	5.00	7/1/18	1,160,000		1,277,160
California,
Economic Recovery Bonds
(Escrowed to Maturity)	5.00	7/1/18	340,000		374,340
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000		1,220,520
California Health Facilities
Financing Authority, Revenue

(Sutter Health)	5.00	8/15/18	1,030,000	1,139,839
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/26	1,000,000	1,219,060
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,195,690
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	805,342
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000	1,222,731
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/28	1,000,000	1,157,090
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,234,660
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,397,999
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,285,000
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,165,040
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	509,260
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,078,600
Colorado--.4%
City and County of Denver,
Airport System Subordinate
Revenue	5.00	11/15/22	720,000	852,329
Connecticut--1.5%

Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000		2,263,899
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000		1,179,170
District of Columbia--2.2%
Georgetown University,
GO (Insured; National Public
Finance Guarantee Corp.)	0.43	4/1/29	4,000,000	[b]	3,685,000
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	1,000,000		1,189,060
Florida--10.9%
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	3,000,000		3,628,770
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000		1,714,380
Florida Department of
Transportation, Turnpike
Revenue	5.00	7/1/25	1,000,000		1,196,450
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000		1,193,830
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000		1,071,920
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,000,000		1,206,690
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City

Center/Historic Convention
Village)	5.00	2/1/33	1,500,000	1,696,635
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,153,400
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,352,860
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement with Miami-Dade
County School Board
Foundation, Inc.)	5.00	5/1/26	1,500,000	1,792,515
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,097,470
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement with Palm Beach
School Board Leasing
Corporation)	5.00	8/1/21	1,845,000	2,171,657
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	800,602
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	582,980
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,109,430
Village Community Development
District Number 7, Special
Assessment Revenue	3.00	5/1/19	640,000	666,675
Village Community Development
District Number 7, Special
Assessment Revenue	3.00	5/1/20	600,000	626,658
Georgia--3.7%

Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,149,770
Atlanta Development Authority,
Senior Lien Revenue (New
Downtown Atlanta Stadium
Project)	5.00	7/1/29	1,000,000	1,190,680
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,822,418
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/20	1,645,000	1,878,031
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,166,940
Illinois--8.3%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O'Hare International Airport)	5.25	1/1/24	1,500,000	1,749,765
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,073,430
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/24	1,000,000	1,019,200
Chicago,
GO (Neighborhoods Alive 21
Program)	5.00	1/1/20	1,000,000	1,055,920
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000	1,143,980
Chicago,
Second Lien Water Revenue
(Insured; AMBAC)	5.00	11/1/32	2,000,000	2,027,460
Chicago Park District,

Limited Tax GO	5.00	1/1/28	2,500,000	2,765,200
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/26	1,000,000	1,198,930
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/27	1,000,000	1,215,060
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/31	1,000,000	1,186,890
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)	5.00	12/15/28	1,235,000	1,367,009
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,565,895
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,053,430
Indiana--.6%
Knox County,
EDR (Good Samaritan Hospital
Project)	5.00	4/1/23	1,300,000	1,429,428
Kansas--1.3%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,566,306
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,326,422
Kentucky--.5%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,193,770
Louisiana--1.1%
Louisiana,
State Highway Improvement

Revenue	5.00	6/15/25	1,000,000	1,224,700
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,133,360
Maryland--.5%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.13	6/1/20	1,000,000	1,095,500
Michigan--3.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,120,860
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/25	1,000,000	1,186,440
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,152,320
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimoted Tax GO
Local Project Bonds)	5.00	5/1/20	1,125,000	1,276,762
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,648,620
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County

Airport)	5.00	12/1/16	1,000,000	1,034,410
Minnesota--1.1%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Care System
Project)	5.00	11/15/21	1,000,000	1,140,350
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/29	1,120,000	1,327,234
Missouri--2.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/23	1,000,000	1,181,640
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,000,000	1,137,540
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,682,754
Nebraska--.5%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000	1,188,840
New Jersey--4.6%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/18	1,250,000	1,328,600
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	6/15/26	1,845,000	2,031,659
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,119,250
New Jersey Educational Facilities
Authority, Revenue (Rowan

University Issue)	5.00	7/1/18	1,225,000		1,332,971
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000		1,187,440
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000		1,084,760
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000		1,146,290
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	945,000		958,674
New Mexico--.9%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.91	8/1/19	1,000,000	[b]	991,800
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SBPA; Royal
Bank of Canada)	0.81	2/1/19	1,000,000	[b]	997,200
New York--9.3%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/24	2,000,000		2,432,140
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	1,205,000		1,449,555
New York City,
GO	5.00	8/1/21	2,000,000		2,267,620
New York City,
GO	5.00	3/1/25	1,000,000		1,227,830
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000		1,116,830
New York City Transitional Finance
Authority, Future Tax Secured

Subordinate Revenue	5.00	11/1/18	1,000,000		1,109,810
New York State Transportation
Develpoment Corporation,
Special Facility Revenue
(Terminal One Group
Association, L.P. Project)	5.00	1/1/19	2,500,000		2,758,075
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph's Hospital Health
Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,129,310
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/30	1,000,000		1,162,920
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.51	12/3/19	3,500,000	[b]	3,456,215
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,626,268
North Carolina--.9%
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Pennybryn at
Maryfield)	5.00	10/1/19	1,875,000		2,028,450
Ohio--1.2%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000		1,823,025
Southeastern Ohio Port Authority,
Hospital Facilities
Improvement Revenue (Memorial
Health System Obligated Group
Project)	5.50	12/1/29	820,000		899,212
Pennsylvania--1.5%
Pennsylvania Intergovernmental
Cooperation Authority, Special

Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,061,330
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/29	1,000,000	1,188,690
Philadelphia,
Gas Works Revenue	5.00	8/1/21	1,000,000	1,166,940
Rhode Island--1.4%
Rhode Island Health and
Educational Building
Corporation, Higher Education
Facilities Revenue (Brown
University Issue)	5.00	9/1/21	700,000	834,561
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	1,000,000	1,150,670
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/35	1,000,000	1,082,690
South Carolina--.5%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,000,000	1,188,960
South Dakota--1.1%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,531,468
Tennessee--2.2%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000	2,265,592
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000	1,214,970
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/26	1,120,000	1,340,618
Texas--13.9%

Arlington Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/27	1,400,000		1,679,286
Central Texas Regional Mobility
Authority, Senior Lien Revenue	5.00	1/1/31	1,175,000		1,351,238
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000		2,045,816
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/29	750,000		870,180
Houston,
Airport System Special
Facilities Revenue (United
Airlines, Inc. Terminal E
Project)	4.75	7/1/24	1,000,000		1,110,630
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.86	7/1/32	2,725,000	[b]	2,507,000
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,505,622
Houston,
Combined Utility System First
Lien Revenue	0.91	5/1/20	2,500,000	[b]	2,489,425
Houston,
Public Improvement GO	5.00	3/1/24	2,000,000		2,454,220
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,149,190
Love Field Airport Modernization
Corporation, General Airport
Revenue	5.00	11/1/27	1,850,000		2,191,233
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,184,350
North Texas Tollway Authority,

Second Tier System Revenue	5.00	1/1/21	2,000,000		2,310,920
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/20	1,210,000		1,387,265
Texas,
GO (College Student Loan Bonds)	5.00	8/1/17	1,000,000		1,067,500
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,793,295
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	[d]	9,967
Trinity River Authority of Texas,
Revenue (Tarrant County Water
Project)	5.00	2/1/23	1,940,000		2,338,049
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,307,466
Virginia--1.3%
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/19	425,000	[a]	457,916
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,406,280
Washington--1.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/25	3,340,000		3,981,714
West Virginia--.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,216,731
Wisconsin--1.5%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.25	11/15/20	1,000,000		1,001,160
Wisconsin Health and Educational
Facilities Authority, Health

Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000	1,208,990
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000	1,123,840
Total Long-Term Municipal Investments
(cost $194,285,585)				202,213,368
Total Investments (cost $209,018,038)			97.1%	216,032,838
Cash and Receivables (Net)			2.9%	6,380,467
Net Assets			100.0%	222,413,305

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities were valued at $11,325,213 or 5.1% of net assets.
b Variable rate security--interest rate subject to periodic change.
c This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.

At December 31, 2015, net unrealized appreciation on investments was $7,014,800 of which $8,158,507 related to investment securities and $1,143,707 related to depreciated investment securities. At December 31, 2015, the cost of appreciated investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,678,061	-	5,678,061
Commercial Mortgage-Backed	-	1,247,621	-	1,247,621
Corporate Bonds†	-	6,893,788	-	6,893,788
Municipal Bonds†	-	202,213,368	-	202,213,368
Liabilities ($)
Other Financial Instruments:
Swaps††	-	(33,056)	-	(33,056)

†    See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

Dreyfus Tax Sensitive Total Return Bond Fund
12/31/2015 (Unaudited)

OTC Credit Default Swaps
Upfront
				Implied		Premiums
Reference		Notional	(Pay) Receive	Credit	Market	Received	Unrealized
Obligation ($)		Amount ($) [1] Counterparties	Fixed Rate (%)	Spread (%) [2]	Value ($)	(Paid) ($)	(Depreciation) ($)
Purchased Contracts: [3]
JP Morgan Chase Bank
Dow Jones CDX. NA. HY. 25 Index
12/20/2020	†	3,500,000 JP Morgan Chase Bank	5.00	4.74	(40,380)	(7,324)	(33,056)
†		Expiration Date
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as
1		defined under the terms of the swap agreement.
2		Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.
3		If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end December 31, 2015 is discussed below.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Credit Default Swaps: Credit default swaps involve

commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2015 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Automobiles & Components--2.2%
Dorman Products	145,966	a,b	6,929,006
Gentex	752,852		12,053,160
			18,982,166
Banks--3.7%
PrivateBancorp	210,446		8,632,495
SVB Financial Group	72,106	b	8,573,403
Webster Financial	420,574		15,641,147
			32,847,045
Capital Goods--15.1%
A.O. Smith	152,455		11,679,578
Allegion	154,784		10,203,361
Beacon Roofing Supply	321,663	b	13,246,082
BWX Technologies	468,175		14,873,920
Carlisle	80,859		7,171,385
Crane	187,352		8,962,920
EMCOR Group	363,745		17,474,310
Nordson	129,816	a	8,327,696
Sensata Technologies Holding	157,280	b	7,244,317
Snap-on	110,184		18,888,843
Watsco	117,312		13,740,755
			131,813,167
Commercial & Professional Services--5.1%
Advisory Board	363,258	b	18,021,229
CEB	184,832		11,346,836
Copart	410,920	a,b	15,619,069
			44,987,134
Consumer Durables & Apparel--6.3%
G-III Apparel Group	134,386	b	5,947,924
Jarden	266,972	b	15,249,441
Kate Spade & Company	636,820	b	11,316,291
Steven Madden	318,681	b	9,630,540
TopBuild	428,351		13,180,360

			55,324,556
Consumer Services--1.8%
Panera Bread, Cl. A	78,716	a,b	15,332,302
Diversified Financials--1.5%
CBOE Holdings	199,270		12,932,623
Energy--.7%
Energen	146,979		6,024,669
Exchange-Traded Funds--.7%
iShares Russell 2000 Growth ETF	46,975	a	6,542,678
Food, Beverage & Tobacco--1.5%
WhiteWave Foods	345,352	b	13,437,646
Health Care Equipment & Services--9.9%
Acadia Healthcare	128,810	b	8,045,473
Align Technology	294,841	b	19,415,280
athenahealth	85,712	a,b	13,797,061
Centene	139,661	b	9,191,090
Cooper	119,388		16,021,870
DENTSPLY International	227,182		13,824,025
WellCare Health Plans	82,329	b	6,438,951
			86,733,750
Materials--4.0%
Bemis	397,136		17,748,008
Scotts Miracle-Gro, Cl. A	262,805		16,953,551
			34,701,559
Media--2.7%
IMAX	346,864	b	12,327,547
Lions Gate Entertainment	337,886	a	10,944,128
			23,271,675
Pharmaceuticals, Biotech & Life Sciences--9.9%
ACADIA Pharmaceuticals	186,658	a,b	6,654,358
Alkermes	122,638	b	9,735,004
Anacor Pharmaceuticals	58,519	b	6,610,891
Cambrex	132,627	b	6,245,405
Halozyme Therapeutics	664,270	a,b	11,511,799
Jazz Pharmaceuticals	107,726	b	15,141,967
Ligand Pharmaceuticals	135,043	a,b	14,641,362
PAREXEL International	137,832	a,b	9,389,116
SAGE Therapeutics	115,963	b	6,760,643

			86,690,545
Real Estate--2.9%
CBRE Group, Cl. A	346,922	b	11,996,563
Extra Space Storage	149,250	c	13,165,343
			25,161,906
Retailing--8.0%
LKQ	548,758	b	16,259,700
Murphy USA	250,599	b	15,221,383
Sally Beauty Holdings	699,205	b	19,500,827
Ulta Salon,Cosmetics & Fragrance	58,714	b	10,862,090
Williams-Sonoma	138,554		8,092,939
			69,936,939
Semiconductors & Semiconductor Equipment--5.4%
Cypress Semiconductor	1,303,352	a,b	12,785,883
Integrated Device Technology	661,775	b	17,437,771
Mellanox Technologies	395,935	b	16,684,701
			46,908,355
Software & Services--10.8%
ANSYS	71,640	b	6,626,700
Black Knight Financial, Cl. A	403,534	a	13,340,834
Booz Allen Hamilton Holdings	507,115		15,644,498
CACI International, Cl. A	104,069	b	9,655,522
FleetMatics Group	151,187	a,b	7,678,788
LogMeIn	135,947	b	9,122,044
Proofpoint	127,441	b	8,284,939
Science Applications International	281,692		12,895,860
SS&C Technologies Holdings	131,257		8,960,915
Synopsys	42,464	b	1,936,783
			94,146,883
Technology Hardware & Equipment--4.2%
Ciena	408,718	b	8,456,375
IPG Photonics	78,354	a,b	6,986,043
Rogers	212,413	b	10,954,138
Trimble Navigation	502,122	b	10,770,517
			37,167,073
Transportation--1.8%
C.H. Robinson Worldwide	138,084		8,563,970
Hub Group, Cl. A	227,292	b	7,489,271

		16,053,241
Total Common Stocks
(cost $762,093,044)		858,995,912

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Money Market Fund
(cost $21,099,183)	21,099,183 [d]	21,099,183
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $37,533,667)	37,533,667 [d]	37,533,667
Total Investments (cost $820,725,894)	104.9%	917,628,762
Liabilities, Less Cash and Receivables	(4.9%)	(42,955,476)
Net Assets	100.0%	874,673,286

ETF - Exchange Traded Fund

a Security, or portion thereof, on loan. At December 31, 2015, the value of the fund's securities on loan was $85,146,463 and the value of the collateral held by the fund was $87,695,600, consisting of cash collateral of $37,533,667 and U.S. Government and Agency securities valued at $50,161,933.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized appreciation on investments was $96,902,868 of which $117,538,789 related to appreciated investment securities and $20,635,921 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	15.1
Software & Services	10.8
Health Care Equipment & Services	9.9
Pharmaceuticals, Biotech & Life Sciences	9.9

Retailing	8.0
Money Market Investments	6.7
Consumer Durables & Apparel	6.3
Semiconductors & Semiconductor Equipment	5.4
Commercial & Professional Services	5.1
Technology Hardware & Equipment	4.2
Materials	4.0
Banks	3.7
Real Estate	2.9
Media	2.7
Automobiles & Components	2.2
Consumer Services	1.8
Transportation	1.8
Diversified Financials	1.5
Food, Beverage & Tobacco	1.5
Energy	.7
Exchange-Traded Funds	.7
104.9

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	832,446,899	-	-	832,446,899
Equity Securities - Foreign Common Stocks†	20,006,335	-	-	20,006,335
Exchange-Traded Funds	6,542,678	-	-	6,542,678
Mutual Funds	58,632,850	-	-	58,632,850
†See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--.9%
Motorcar Parts of America	3,943	a	133,313
Banks--4.1%
Columbia Banking System	5,593		181,828
National Bank Holdings, Cl. A	9,918		211,948
PrivateBancorp	4,650		190,743
			584,519
Capital Goods--13.4%
Altra Industrial Motion	5,799		145,439
Beacon Roofing Supply	5,320	a	219,078
Crane	4,381		209,587
Cubic	3,968		187,488
EMCOR Group	5,267		253,027
Lydall	5,974	a	211,957
Milacron Holdings	2,868		35,879
PGT	16,912	a	192,628
Trex	5,978	a	227,403
Watsco	1,873		219,384
			1,901,870
Commercial & Professional Services--7.1%
Advisory Board	5,808	a	288,135
CEB	3,194		196,080
Kforce	7,157		180,929
Knoll	7,067		132,860
TrueBlue	7,925	a	204,148
			1,002,152
Consumer Durables & Apparel--5.0%
G-III Apparel Group	3,569	a	157,964
Malibu Boats, Cl. A	10,817	a	177,074
Oxford Industries	2,938		187,503
Steven Madden	6,118	a	184,886
			707,427

Consumer Services--2.4%
Red Robin Gourmet Burgers	2,620	a	161,759
Texas Roadhouse	5,143		183,965
			345,724
Energy--1.0%
PDC Energy	2,645	a,b	141,190
Food & Staples Retailing--1.0%
Performance Food Group	6,303	b	145,851
Food, Beverage & Tobacco--2.6%
Snyder's-Lance	7,606	b	260,886
WhiteWave Foods	2,880	a	112,061
			372,947
Health Care Equipment & Services--6.9%
Align Technology	2,510	a	165,283
Globus Medical, Cl. A	6,810	a,b	189,454
ICU Medical	1,405	a	158,456
NxStage Medical	11,125	a	243,749
WellCare Health Plans	2,760	a	215,860
			972,802
Household & Personal Products--1.9%
Inter Parfums	11,092		264,211
Materials--.7%
Calgon Carbon	5,504		94,944
Media--3.1%
IMAX	6,737	a	239,433
Lions Gate Entertainment	6,055	b	196,121
			435,554
Pharmaceuticals, Biotech & Life Sciences--19.0%
ACADIA Pharmaceuticals	5,377	a,b	191,690
Anacor Pharmaceuticals	2,154	a	243,337
Cambrex	4,408	a	207,573
Foamix Parmaceuticals	18,199	a	147,594
Halozyme Therapeutics	14,394	a,b	249,448
Ligand Pharmaceuticals	2,612	a,b	283,193
Otonomy	8,801	a,b	244,228
PAREXEL International	3,833	a	261,104
Pfenex	13,008	a,b	161,039
Retrophin	8,924	a,b	172,144

Revance Therapeutics	5,719	a	195,361
SAGE Therapeutics	3,152	a	183,762
Tokai Pharmaceuticals	18,693	a,b	163,003
			2,703,476
Real Estate--1.9%
Physicians Realty Trust	16,068	c	270,906
Retailing--4.6%
Core-Mark Holding	3,350		274,499
Kirkland's	7,476		108,402
Ollie's Bargain Outlet Holdings	8,125	b	138,206
Restoration Hardware Holdings	1,718	a,b	136,495
			657,602
Semiconductors & Semiconductor Equipment--10.0%
Cypress Semiconductor	25,169	a	246,908
Inphi	5,385	a	145,503
Integrated Device Technology	10,605	a	279,442
MaxLinear, Cl. A	18,284	a	269,323
Mellanox Technologies	6,307	a	265,777
Power Integrations	4,297		208,963
			1,415,916
Software & Services--9.3%
CACI International, Cl. A	1,924	a	178,509
FleetMatics Group	4,029	a,b	204,633
HubSpot	3,863	a	217,525
LogMeIn	3,198	a	214,586
Mentor Graphics	7,910		145,702
Proofpoint	2,693	a	175,072
SS&C Technologies Holdings	2,745		187,401
			1,323,428
Technology Hardware & Equipment--3.6%
Ciena	10,188	a	210,790
Mercury Systems	16,014	a	294,017
			504,807
Transportation--1.0%
Forward Air	3,453		148,513
Total Common Stocks
(cost $12,558,577)			14,127,152
Investment of Cash Collateral for

Securities Loaned--10.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,511,621)	1,511,621 [d]	1,511,621
Total Investments (cost $14,070,198)	110.1%	15,638,773
Liabilities, Less Cash and Receivables	(10.1%)	(1,438,960)
Net Assets	100.0%	14,199,813

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2015, the value of the fund's securities on loan was $2,414,843 and the value of the collateral held by the fund was $2,502,814, consisting of cash collateral of $1,511,621 and U.S. Government and
Agency securities valued at $991,193.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized appreciation on investments was $1,568,575 of which $2,159,507 related to appreciated investment securities and $590,932 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	19.0
Capital Goods	13.4
Money Market Investment	10.6
Semiconductors & Semiconductor Equipment	10.0
Software & Services	9.3
Commercial & Professional Services	7.1
Health Care Equipment & Services	6.9
Consumer Durables & Apparel	5.0
Retailing	4.6
Banks	4.1
Technology Hardware & Equipment	3.6
Media	3.1
Food, Beverage & Tobacco	2.6
Consumer Services	2.4
Household & Personal Products	1.9
Real Estate	1.9
Energy	1.0

Food & Staples Retailing	1.0
Transportation	1.0
Automobiles & Components	.9
Materials	.7
110.1

† Based on net assets.

The following is a summary of the inputs used as of December 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	13,535,492	-	-	13,535,492
Equity Securities - Foreign Common Stocks†	591,660	-	-	591,660
Mutual Funds	1,511,621	-	-	1,511,621

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2015 (Unaudited)

Common Stocks--118.1%	Shares		Value ($)
Automobiles & Components--1.2%
Thor Industries	44,617		2,505,245
Banks--21.5%
Bank of Hawaii	48,421	a	3,045,681
Boston Private Financial Holdings	111,939		1,269,388
Brookline Bancorp	144,520		1,661,980
Bryn Mawr Bank	30,639		879,952
Capital Bank Financial, Cl. A	27,172	a	868,961
Cardinal Financial	63,833		1,452,201
Central Pacific Financial	70,102		1,543,646
CoBiz Financial	102,371		1,373,819
Columbia Banking System	62,615		2,035,614
FCB Financial Holdings, Cl. A	31,744	b	1,136,118
First Horizon National	328,595	a	4,771,199
First Midwest Bancorp	102,690		1,892,577
MB Financial	30,220		978,221
Prosperity Bancshares	38,031		1,820,164
Seacoast Banking	81,550	b	1,221,619
Synovus Financial	218,901		7,088,014
UMB Financial	63,381	a	2,950,386
United Community Banks	107,434		2,093,889
Valley National Bancorp	234,746		2,312,248
Washington Trust Bancorp	28,615		1,130,865
Webster Financial	105,577		3,926,409
			45,452,951
Capital Goods--10.9%
AeroVironment	73,019	b	2,151,870
Apogee Enterprises	25,435		1,106,677
Astec Industries	52,750		2,146,925
Astronics	30,860	b	1,256,311
Chart Industries	60,096	b	1,079,324
CLARCOR	26,225		1,302,858

Comfort Systems USA	46,658		1,326,020
EMCOR Group	61,666		2,962,435
FreightCar America	24,240		470,983
Granite Construction	49,580		2,127,478
Lindsay	29,324	a	2,123,058
MSC Industrial Direct, Cl. A	21,320		1,199,676
Mueller Industries	20,086		544,331
Raven Industries	68,535		1,069,146
Simpson Manufacturing	59,361		2,027,178
			22,894,270
Commercial & Professional Services--3.5%
Advisory Board	24,923	b	1,236,430
FTI Consulting	36,887	b	1,278,503
Interface	117,106		2,241,409
Knoll	63,613		1,195,924
McGrath RentCorp	54,533		1,373,686
			7,325,952
Consumer Durables & Apparel--7.8%
Cavco Industries	15,353	b	1,279,058
Deckers Outdoor	36,762	a,b	1,735,166
Ethan Allen Interiors	70,149		1,951,545
iRobot	63,284	a,b	2,240,254
Oxford Industries	28,440		1,815,041
TopBuild	42,907		1,320,248
Universal Electronics	27,960	b	1,435,746
Vera Bradley	82,145	a,b	1,294,605
WCI Communities	82,390	b	1,835,649
William Lyon Homes, Cl. A	93,517	a,b	1,543,030
			16,450,342
Consumer Services--2.6%
Belmond, Cl. A	165,312	b	1,570,464
Capella Education	18,347		847,998
Cheesecake Factory	65,975		3,042,107
			5,460,569
Diversified Financials--2.0%
Cohen & Steers	48,806		1,487,607
Morningstar	11,122		894,320
Piper Jaffray	43,546	b	1,759,258

			4,141,185
Energy--6.4%
Energen	40,456		1,658,291
Geospace Technologies	58,259	b	819,704
Gulf Island Fabrication	40,243		420,942
Natural Gas Services Group	46,742	b	1,042,347
Oil States International	71,757	b	1,955,378
Patterson-UTI Energy	133,625		2,015,065
PDC Energy	36,147	a,b	1,929,527
RPC	181,518	a	2,169,140
Synergy Resources	184,258	a,b	1,569,878
			13,580,272
Food & Staples Retailing--2.9%
Casey's General Stores	15,752		1,897,328
Fresh Market	74,778	a,b	1,751,301
United Natural Foods	64,173	a,b	2,525,849
			6,174,478
Food, Beverage & Tobacco--.9%
Boston Beer, Cl. A	3,170	b	640,055
Fresh Del Monte Produce	32,962		1,281,563
			1,921,618
Health Care Equipment & Services--7.2%
Air Methods	60,068	a,b	2,518,651
Globus Medical, Cl. A	89,917	b	2,501,491
Invacare	47,111		819,260
LifePoint Health	39,545	b	2,902,603
Meridian Bioscience	76,121		1,562,003
Omnicell	66,971	b	2,081,459
WellCare Health Plans	36,009	b	2,816,264
			15,201,731
Insurance--2.5%
First American Financial	59,184	a	2,124,706
RLI	25,609		1,581,356
Safety Insurance Group	25,673		1,447,444
			5,153,506
Materials--3.7%
Calgon Carbon	65,274		1,125,976
Carpenter Technology	35,533		1,075,584

Haynes International	28,498		1,045,592
Louisiana-Pacific	121,658	a,b	2,191,061
Stillwater Mining	170,970	a,b	1,465,213
TimkenSteel	115,481		967,731
			7,871,157
Media--3.9%
E.W. Scripps, Cl. A	189,779		3,605,801
New York Times, Cl. A	197,201		2,646,437
Time	131,798	a	2,065,275
			8,317,513
Real Estate--9.7%
American Assets Trust	48,196	c	1,848,317
CyrusOne	74,191	c	2,778,453
Education Realty Trust	34,327	c	1,300,307
EPR Properties	47,604	c	2,782,454
Equity Commonwealth	65,436	b,c	1,814,540
Healthcare Trust of America, Cl. A	108,171		2,917,372
Kite Realty Group Trust	101,554	c	2,633,295
Pebblebrook Hotel Trust	66,236	a,c	1,855,933
Physicians Realty Trust	78,401	c	1,321,841
Retail Opportunity Investments	70,192	c	1,256,437
			20,508,949
Retailing--4.9%
Express	91,211	b	1,576,126
Guess?	136,524	a	2,577,573
Haverty Furniture	45,314		971,532
The Children's Place	36,836		2,033,347
Urban Outfitters	91,403	b	2,079,418
Zumiez	67,644	a,b	1,022,777
			10,260,773
Semiconductors & Semiconductor Equipment--5.0%
Advanced Energy Industries	25,890	b	730,875
Brooks Automation	142,365		1,520,458
Inphi	40,384	b	1,091,176
MKS Instruments	51,785		1,864,260
Nanometrics	62,077	b	939,846
Semtech	93,619	b	1,771,271
Teradyne	123,671		2,556,280

			10,474,166
Software & Services--3.7%
Acxiom	91,766	b	1,919,745
CSG Systems International	61,118		2,199,026
Monotype Imaging Holdings	38,539		911,062
Synchronoss Technologies	38,871	b	1,369,425
TiVo	173,880	b	1,500,584
			7,899,842
Technology Hardware & Equipment--6.8%
DTS	24,087	b	543,884
Electronics For Imaging	56,072	b	2,620,805
FARO Technologies	29,304	b	865,054
FLIR Systems	43,997		1,234,996
IPG Photonics	11,714	a,b	1,044,420
Ixia	96,316	b	1,197,208
Littelfuse	17,538		1,876,741
OSI Systems	8,610	b	763,363
ScanSource	48,968	b	1,577,749
Tech Data	21,209	b	1,407,853
Vishay Intertechnology	106,463		1,282,879
			14,414,952
Transportation--1.3%
Knight Transportation	61,770		1,496,687
Marten Transport	69,692		1,233,548
			2,730,235
Utilities--9.7%
California Water Service Group	77,564		1,804,914
Chesapeake Utilities	36,962		2,097,593
Hawaiian Electric Industries	100,651	a	2,913,846
MDU Resources Group	112,674		2,064,188
NorthWestern	45,190		2,451,558
Piedmont Natural Gas	73,568		4,194,847
Portland General Electric	86,923		3,161,390
WGL Holdings	29,507		1,858,646
			20,546,982
Total Common Stocks
(cost $225,075,484)			249,286,688

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,049,306)	3,049,306 [d]	3,049,306
Investment of Cash Collateral for
Securities Loaned--5.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $10,903,853)	10,903,853 [d]	10,903,853
Total Investments (cost $239,028,643)	124.7%	263,239,847
Liabilities, Less Cash and Receivables	(24.7%)	(52,068,357)
Net Assets	100.0%	211,171,490

a Security, or portion thereof, on loan. At December 31, 2015, the value of the fund's securities on loan was $26,560,372 and the value of the collateral held by the fund was $27,424,336, consisting of cash collateral of $10,903,853 and U.S.
Government & Agency securities valued at $16,520,483.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At December 31, 2015, net unrealized appreciation on investments was $24,211,204 of which $42,842,489 related to appreciated investment securities and $18,631,285 related to depreciated investment securities. At December 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	21.5
Capital Goods	10.9
Real Estate	9.7
Utilities	9.7
Consumer Durables & Apparel	7.8
Health Care Equipment & Services	7.2
Technology Hardware & Equipment	6.8
Money Market Investments	6.6
Energy	6.4
Semiconductors & Semiconductor Equipment	5.0
Retailing	4.9

Media	3.9
Materials	3.7
Software & Services	3.7
Commercial & Professional Services	3.5
Food & Staples Retailing	2.9
Consumer Services	2.6
Insurance	2.5
Diversified Financials	2.0
Transportation	1.3
Automobiles & Components	1.2
Food, Beverage & Tobacco	.9
124.7

† Based on net assets.

The following is a summary of the inputs used as of December 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	247,716,224	-	-	247,716,224
Equity Securities - Foreign Common Stocks†	1,570,464	-	-	1,570,464
Mutual Funds	13,953,159	-	-	13,953,159

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)